UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2011



[LOGO OF USAA]
   USAA(R)









PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2011








                                                                      (Form N-Q)

48499-0811                                   (C)2011, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co., Inc., U.S. Bank, N.A., or Wells Fargo Bank, N.A.

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1  | USAA Tax Exempt Money Market Fund
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(NBGA)   Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.
(INS)    Principal and interest payments are insured by one of the following:
         Assured Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
June 30, 2011 (unaudited)

PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (79.4%)

             ALABAMA (2.4%)
$   2,605    Auburn IDB (LOC - Compass Bank)                         0.99%      4/01/2019    $    2,605
    1,155    Demopolis IDB (LOC - Compass Bank)                      0.85       8/01/2022         1,155
    1,875    Huntsville Educational Building Auth.
                (LOC - Branch Banking & Trust Co.)                   0.15      12/01/2022         1,875
    2,900    Huntsville-Randolph School Educational
                Building Auth. (LOC - Compass Bank)                  0.39       2/01/2038         2,900
    2,245    Marengo County Port Auth. (LOC - Compass Bank)          0.85       7/01/2026         2,245
    1,200    Oxford IDA (LOC - Federal Home Loan Bank of
                Atlanta)                                             0.15      12/01/2029         1,200
   10,000    Tuscaloosa County IDA (LOC - JPMorgan
                Chase Bank, N.A.)                                    0.12       3/01/2027        10,000
   10,375    Tuscaloosa County Port Auth. (LOC - Federal
                Home Loan Bank of Atlanta)                           0.13       5/01/2030        10,375
   32,500    Tuscaloosa County Port Auth. (LOC - Compass Bank)       0.74      12/01/2031        32,500
                                                                                             ----------
                                                                                                 64,855
                                                                                             ----------
             ARIZONA (0.7%)
    4,950    Chandler IDA (LOC - Comerica Bank, N.A.)                0.15      12/01/2037         4,950
   12,500    Verrado Western Overlay Community Facilities
                District (LOC - Compass Bank)                        0.80       7/01/2029        12,500
                                                                                             ----------
                                                                                                 17,450
                                                                                             ----------
             ARKANSAS (0.2%)
    5,175    Texarkana (LOC - PNC Bank, N.A.)                        0.24       3/01/2021         5,175
                                                                                             ----------
             CALIFORNIA (0.6%)
    2,655    Hanford (LOC - Union Bank of California, N.A.)          0.22       4/01/2023         2,655
   10,130    Montebello Public Financing Auth. (LOC - Union
                Bank of California, N.A.)                            0.23      12/01/2034        10,130
    4,300    State (LOC - Citibank, N.A.)                            0.07       5/01/2033         4,300
                                                                                             ----------
                                                                                                 17,085
                                                                                             ----------
             COLORADO (4.9%)
    8,915    Arista Metropolitan District (LOC - Compass Bank)       0.80      12/01/2030         8,915
    7,900    Brighton Crossing Metropolitan District No. 4
                (LOC - Compass Bank)                                 0.49      12/01/2034         7,900
    6,500    Cornerstar Metropolitan District Co. (LOC -
                Compass Bank)                                        0.49      12/01/2037         6,500
   11,980    Denver Urban Renewal Auth. (LOC - Compass Bank)         0.80       9/01/2017        11,980
    6,945    Denver Urban Renewal Auth. (LOC - Compass Bank)         0.80       9/01/2017         6,945
    1,410    Denver Urban Renewal Auth. (LOC - Compass Bank)         0.80       9/01/2017         1,410

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3  | USAA Tax Exempt Money Market Fund
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
PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   1,885    El Paso County (LOC - JPMorgan Chase Bank, N.A.)        0.20%     11/01/2021    $    1,885
    4,200    Fiddler's Business Improvement District (LOC -
                Key Bank, N.A.)                                      0.24      12/01/2038         4,200
      930    Health Facilities Auth. (LOC - JPMorgan Chase
                Bank, N.A.)                                          0.20       1/01/2018           930
    3,595    Health Facilities Auth. (LOC - Compass Bank)            0.23       5/15/2030         3,595
    8,740    Health Facilities Auth. (LOC - Compass Bank)            0.26       8/15/2034         8,740
   23,490    Jefferson Metropolitan District (LIQ)(LOC - Bank
                of America, N.A.) (a)                                0.42      12/01/2028        23,490
   42,645    Lowry Economic Redevelopment Auth. (LOC -
                Compass Bank)                                        0.80      12/01/2020        42,645
      700    Postsecondary Educational Facilities Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                    0.50       4/01/2013           700
                                                                                             ----------
                                                                                                129,835
                                                                                             ----------
             CONNECTICUT (1.9%)
   31,115    Health and Educational Facilities Auth. (LOC -
                Bank of America, N.A.)(LIQ) (a)                      0.19       7/01/2026        31,115
    1,500    Health and Educational Facilities Auth. (LOC -
                Bank of America, N.A.)                               0.10       7/01/2036         1,500
   18,345    Health and Educational Facilities Auth.
                (LIQ)(LOC - Bank of America, N.A.) (a)               0.35       7/01/2037        18,345
                                                                                             ----------
                                                                                                 50,960
                                                                                             ----------
             DELAWARE (0.4%)
    4,250    EDA (LOC - Wells Fargo Bank, N.A.)                      0.23       9/01/2012         4,250
    6,600    EDA IDA                                                 0.60      12/01/2014         6,600
                                                                                             ----------
                                                                                                 10,850
                                                                                             ----------
             DISTRICT OF COLUMBIA (0.1%)
    3,100    District of Columbia (LOC - Bank of America, N.A.)      0.16       7/01/2022         3,100
                                                                                             ----------
             FLORIDA (4.3%)
   16,695    Broward County Housing Finance Auth.
                (LIQ)(NBGA) (a)                                      0.19       9/01/2032        16,695
    2,000    Collier County IDA (LOC - Fifth Third Bank)             0.25      11/01/2022         2,000
   13,420    Housing Finance Corp. (LIQ)(NBGA) (a)                   0.19      10/01/2032        13,420
    5,160    JEA (INS)(LIQ) (a)                                      0.12      10/01/2013         5,160
    3,500    Miami-Dade County (INS)(LIQ) (a)                        0.24       7/01/2018         3,500
   23,100    Miami-Dade County IDA (LOC - Manufacturers
                & Traders Trust Co.)                                 0.16      11/01/2042        23,100
    6,000    Miami-Dade County School Board (INS)(LIQ) (a)           0.24       5/01/2016         6,000
    1,300    Palm Beach County (LOC - Northern Trust Co.)            0.13       3/01/2027         1,300
   17,120    Peace River (INS)(LIQ) (a)                              0.13      10/01/2013        17,120
       40    Pinellas County Health Facilities Auth. (LOC -
                SunTrust Bank)                                       0.27       7/01/2036            40
    8,200    Seminole County IDA (LOC - Fifth Third Bank)            0.25      12/01/2037         8,200
    4,490    UCF Health Facilities Corp. (LOC - Fifth Third
                Bank)                                                0.25       7/01/2037         4,490
    1,685    Univ. of North Florida Financing Corp.
                (LIQ)(LOC - Deutsche Bank A.G.) (a)                  0.09      11/01/2027         1,685
   11,735    West Palm Beach Utility System (LIQ) (a)                0.13      10/01/2012        11,735
                                                                                             ----------
                                                                                                114,445
                                                                                             ----------
             GEORGIA (0.3%)
    2,850    Cobb County Dev. Auth. (LOC - Federal Home
                Loan Bank of Atlanta)                                0.15       2/01/2030         2,850

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                                                   Portfolio of Investments |  4
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
PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   4,500    Floyd County Dev. Auth. (LOC - RBC Bank (USA))          0.14%      4/01/2017    $    4,500
                                                                                             ----------
                                                                                                  7,350
                                                                                             ----------
             ILLINOIS (5.6%)
    2,600    Aurora, Kane, DuPage, Will, and Kendall
                Counties (LOC - Fifth Third Bank)                    0.26       6/01/2029         2,600
   15,660    Aurora, Kane, DuPage, Will, and Kendall
                Counties (LOC - Fifth Third Bank)                    0.26       6/01/2029        15,660
    4,200    Dev. Finance Auth.                                      0.20       1/01/2016         4,200
   18,200    Dev. Finance Auth. (INS)(LIQ)                           0.19       9/01/2031        18,200
    2,730    Elgin Educational Facilities (LOC - Fifth Third
                Bank)                                                0.24       8/01/2029         2,730
    3,045    Finance Auth. (LOC - Fifth Third Bank)                  0.59       3/01/2031         3,045
   19,900    Finance Auth. (INS)(LIQ)                                0.19       9/01/2031        19,900
    3,900    Finance Auth. (LOC - Fifth Third Bank)                  0.25       6/01/2037         3,900
   22,500    Finance Auth. (LOC - Fifth Third Bank)                  0.24       6/01/2038        22,500
    4,400    Finance Auth. (LOC - RBS Citizens, N.A.)                0.25       4/01/2041         4,400
   13,700    Finance Auth. (LOC - Fifth Third Bank)                  0.24       7/01/2042        13,700
    6,500    Finance Auth. (LOC - RBS Citizens, N.A.)                0.24       9/01/2043         6,500
    2,115    Finance Auth. (LOC - Fifth Third Bank)                  0.24       1/01/2048         2,115
    4,855    Health Facilities Auth. (LOC - Fifth Third Bank)        0.26      11/01/2033         4,855
    4,249    Springfield Airport Auth.                               0.60      10/15/2016         4,249
   20,760    Woodridge (INS)(LOC - Societe Generale)                 0.19       7/01/2020        20,760
                                                                                             ----------
                                                                                                149,314
                                                                                             ----------
             INDIANA (1.6%)
    6,590    Berne (LOC - Federal Home Loan Bank of
                Indianapolis)                                        0.14      10/01/2033         6,590
    4,500    Dev. Finance Auth. (LOC - Fifth Third Bank)             0.25       2/01/2023         4,500
    5,450    Evansville (LOC - Fifth Third Bank)                     0.25       1/01/2025         5,450
    9,620    Finance Auth. (LOC - Federal Home Loan Bank
                of Indianapolis)                                     0.14       7/01/2029         9,620
    3,040    Finance Auth. (LOC - PNC Bank, N.A.)                    0.16       6/01/2037         3,040
    1,300    Huntington                                              0.20       6/26/2014         1,300
    3,650    Jasper County (LOC - Fifth Third Bank)                  0.40      12/01/2022         3,650
    1,300    St. Joseph County (LOC - Wells Fargo Bank,
                N.A.)                                                0.23       6/01/2022         1,300
    6,360    Winona Lake (LOC - Key Bank, N.A.)                      0.54       7/01/2031         6,360
                                                                                             ----------
                                                                                                 41,810
                                                                                             ----------
             IOWA (5.4%)
    6,850    Chillicothe                                             0.20       1/01/2023         6,850
   12,750    Council Bluffs                                          0.15       1/01/2025        12,750
   23,000    Finance Auth.                                           0.16       6/01/2036        23,000
   33,000    Finance Auth.                                           0.16       9/01/2036        33,000
    7,790    Finance Auth. (LOC - Wells Fargo Bank, N.A.)            0.15      11/01/2048         7,790
   16,000    Louisa County                                           0.18       9/01/2016        16,000
    3,900    Louisa County                                           0.18       3/01/2017         3,900
   34,900    Louisa County                                           0.18      10/01/2024        34,900
    1,280    Sheldon                                                 0.41      11/01/2015         1,280
    5,500    Urbandale (LOC - Wells Fargo Bank, N.A.)                0.15      11/01/2020         5,500
                                                                                             ----------
                                                                                                144,970
                                                                                             ----------
             KANSAS (0.1%)
    3,405    North Newton (LOC - U.S. Bank, N.A.)                    0.12       1/01/2023         3,405
                                                                                             ----------
             KENTUCKY (2.0%)
    1,325    Boone County (LOC - JPMorgan Chase Bank, N.A.)          0.20      11/01/2021         1,325
   15,000    Economic Dev. Finance Auth. (INS)(LIQ) (a)              0.29       6/01/2016        15,000

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5  | USAA Tax Exempt Money Market Fund

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
PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   2,000    Frankfort                                               0.20%      5/07/2014    $    2,000
    9,490    Hancock County (LOC - Bank of Montreal)                 0.19       7/01/2011         9,490
   20,000    Hancock County (LOC - HSBC Bank USA)                    0.19       7/01/2012        20,000
    1,330    Lexington-Fayette Urban County (LOC -
                JPMorgan Chase Bank, N.A.)                           0.20       7/01/2021         1,330
    3,230    Lexington-Fayette Urban County (LOC - Federal
                Home Loan Bank of Cincinnati)                        0.34      12/01/2027         3,230
                                                                                             ----------
                                                                                                 52,375
                                                                                             ----------
             LOUISIANA (3.7%)
    1,125    Environmental Facilities and Community Dev. Auth.
                (LOC - Federal Home Loan Bank of Dallas)             0.15       4/01/2018         1,125
    1,840    Hammond Area Economic and Industrial Dev. District
                (LOC - Federal Home Loan Bank of Dallas)             0.15       3/01/2033         1,840
    9,090    New Orleans (LOC - Capital One, N.A.)                   0.77       8/01/2024         9,090
    2,930    Public Facilities Auth. (LOC - Federal Home
                Loan Bank of Dallas)                                 0.15      12/01/2014         2,930
   14,030    Public Facilities Auth. (INS)(LIQ) (a)                  0.15       2/15/2015        14,030
    1,100    Public Facilities Auth.                                 0.20       8/01/2017         1,100
    7,610    Public Facilities Auth. (LOC - Bank of New York
                Mellon)                                              0.25       4/01/2021         7,610
    3,770    Public Facilities Auth. (LOC - Capital One, N.A.)       0.77       7/01/2023         3,770
      550    Public Facilities Auth. (LOC - Capital One, N.A.)       0.77       7/01/2023           550
    1,225    Public Facilities Auth. (LOC - Capital One, N.A.)       0.77       7/01/2023         1,225
    2,695    Public Facilities Auth. (LOC - Capital One, N.A.)       0.77       7/01/2027         2,695
   25,000    St. James Parish (LOC - Natixis)                        0.14      11/01/2039        25,000
    7,535    St. Tammany Parish Dev. District
                (LOC - Federal Home Loan Bank of Dallas)             0.15       3/01/2033         7,535
   19,950    St. Tammany Parish Dev. District
                (LOC - SunTrust Bank)                                0.55       7/01/2038        19,950
                                                                                             ----------
                                                                                                 98,450
                                                                                             ----------
             MARYLAND (0.5%)
    1,000    Baltimore County IDA                                    0.20       3/01/2014         1,000
    1,555    Health and Educational Facilities Auth.
                (LOC - Manufacturers & Traders Trust Co.)            0.20       1/01/2033         1,555
   10,500    Williamsport (LOC - Manufacturers & Traders
                Trust Co.)                                           0.14      11/01/2037        10,500
                                                                                             ----------
                                                                                                 13,055
                                                                                             ----------
             MASSACHUSETTS (1.4%)
    9,270    Dev. Finance Agency (LOC - Sovereign Bank)              0.37       3/01/2024         9,270
   10,845    Dev. Finance Agency (LOC - Sovereign Bank)              0.31       6/01/2034        10,845
    7,500    Dev. Finance Agency (LOC - Manufacturers &
                Traders Trust Co.)                                   0.14       4/01/2041         7,500
    7,500    Dev. Finance Agency (LOC - RBS Citizens, N.A.)          0.19       4/01/2041         7,500
    3,200    State Health and Educational Facilities Auth.
                (INS)(LIQ)                                           0.18       7/01/2032         3,200
                                                                                             ----------
                                                                                                 38,315
                                                                                             ----------
             MICHIGAN (4.9%)
   20,890    Building Auth. (INS)(LIQ) (a)                           0.24      10/15/2014        20,890
    1,190    Higher Education Facilities Auth. (LOC -
                Comerica Bank, N.A.)                                 0.17      10/01/2027         1,190
   13,495    Hospital Finance Auth. (LOC - Sovereign Bank)           0.40       9/01/2032        13,495
    7,505    Hospital Finance Auth. (LOC - Fifth Third Bank)         0.24       6/01/2035         7,505
   10,365    Huron County (LOC - Fifth Third Bank)                   0.24      10/01/2028        10,365
   30,060    Marquette County (LOC - RBS Citizens, N.A.)             0.24       3/01/2033        30,060
    7,900    Northville EDC (LOC - Fifth Third Bank)                 0.24       5/01/2014         7,900

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                                                   Portfolio of Investments |  6

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
PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$  14,640    Oakland County EDC (LOC - Fifth Third Bank)             0.24%      3/01/2029    $   14,640
    6,885    Oakland County EDC (LOC - Comerica Bank, N.A.)          0.15       5/01/2037         6,885
   13,655    Strategic Fund (LOC - Comerica Bank, N.A.)              0.14       7/01/2034        13,655
    4,525    Strategic Fund (LOC - Comerica Bank, N.A.)              0.14       7/01/2034         4,525
                                                                                             ----------
                                                                                                131,110
                                                                                             ----------
             MINNESOTA (0.4%)
    2,770    Canby Community Hospital District No.1                  0.41      11/01/2026         2,770
    3,700    North Suburban Hospital District (LOC - Wells
                Fargo Bank, N.A.)                                    0.23       2/01/2013         3,700
    4,675    Rochester (LOC - Royal Bank of Scotland N.V.)           1.09       4/01/2022         4,675
                                                                                             ----------
                                                                                                 11,145
                                                                                             ----------
             MISSISSIPPI (0.8%)
    5,315    Business Finance Corp. (LOC - Federal Home
                Loan Bank of Dallas)                                 0.15       3/01/2033         5,315
    6,995    Business Finance Corp. (LOC - Hancock Bank)             0.98       4/01/2033         6,995
    9,510    Business Finance Corp. (LOC - Hancock Bank)             0.98      12/01/2036         9,510
                                                                                             ----------
                                                                                                 21,820
                                                                                             ----------
             MISSOURI (1.1%)
    9,613    Health and Educational Facilities Auth. (LOC -
                Fifth Third Bank)                                    0.25      11/01/2027         9,613
   10,185    Health and Educational Facilities Auth. (LOC -
                Bank of Oklahoma, N.A.)                              0.24       7/01/2040        10,185
    5,400    Jackson County IDA (LOC - Commerce Bank, N.A.)          0.11       7/01/2025         5,400
    3,730    St. Louis County IDA (LOC - U.S. Bank, N.A.)            0.25       6/15/2024         3,730
                                                                                             ----------
                                                                                                 28,928
                                                                                             ----------
             NEBRASKA (0.5%)
    2,130    Sarpy County                                            0.20       7/01/2013         2,130
   10,000    Washington County                                       0.16      12/01/2040        10,000
                                                                                             ----------
                                                                                                 12,130
                                                                                             ----------
             NEW JERSEY (0.4%)
    3,010    EDA (LOC - Valley National Bank)                        0.40       3/01/2031         3,010
    6,455    EDA (LOC - Valley National Bank)                        0.17      11/01/2040         6,455
                                                                                             ----------
                                                                                                  9,465
                                                                                             ----------
             NEW MEXICO (0.2%)
    5,000    Hospital Equipment Loan Council (LOC -
                SunTrust Bank)                                       0.35       7/01/2025         5,000
                                                                                             ----------
             NEW YORK (5.9%)
    9,785    Albany IDA (LOC - Key Bank, N.A.)                       0.24       7/01/2035         9,785
    1,150    Broome County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                   0.14       7/01/2023         1,150
   12,830    Broome County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                   0.14       7/01/2040        12,830
    2,640    Clinton County IDA (LOC - Key Bank, N.A.)               0.24       7/01/2042         2,640
    6,065    Dormitory Auth. (LOC - Key Bank, N.A.)                  0.24       7/01/2038         6,065
    5,750    East Rochester Housing Auth. (LOC - RBS
                Citizens, N.A.)                                      0.19      12/01/2036         5,750
    2,400    Erie County IDA (LOC - Key Bank, N.A.)                  0.32       3/01/2024         2,400
    3,740    Essex County IDA (LOC - Key Bank, N.A.)                 0.24       3/01/2032         3,740
    1,800    Guilderland IDA (LOC - Key Bank, N.A.)                  0.32       7/01/2032         1,800

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   5,765    Lancaster IDA (LOC - Manufacturers & Traders
                Trust Co.)                                           0.16%     11/01/2032    $    5,765
    8,735    Monroe County IDA (LOC - RBS Citizens, N.A.)            0.19       7/01/2027         8,735
    3,500    New York City (LOC - Manufacturers & Traders
                Trust Co.)                                           0.16      12/01/2040         3,500
    5,160    New York City IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                          0.12      12/01/2034         5,160
    6,525    New York City IDA (LOC - Key Bank, N.A.)                0.30       7/01/2037         6,525
   31,710    New York City IDA (LOC - Key Bank, N.A.)                0.30       7/01/2038        31,710
    9,590    Oneida County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                   0.14       6/01/2030         9,590
    3,960    Onondaga County IDA (LOC - Key Bank, N.A.)              0.24       7/01/2025         3,960
    8,900    Onondaga County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                   0.14      12/01/2031         8,900
      500    Ontario County IDA (LOC - Royal Bank of
                Scotland N.V.)                                       1.09       3/01/2028           500
    2,525    Ontario County IDA (LOC - Key Bank, N.A.)               0.24       7/01/2030         2,525
   10,690    Otsego County IDA (LOC - Key Bank, N.A.)                0.32       6/01/2027        10,690
    4,250    Rensselaer County IDA (LOC - RBS Citizens, N.A.)        0.16      10/30/2035         4,250
    2,395    St. Lawrence County (LOC - RBS Citizens, N.A.)          0.19       7/01/2037         2,395
    1,410    State Dormitory Auth. (LOC - Key Bank, N.A.)            0.24      11/01/2036         1,410
    4,110    Utica IDA (LOC - RBS Citizens, N.A.)                    0.19      10/01/2025         4,110
                                                                                             ----------
                                                                                                155,885
                                                                                             ----------
             NORTH CAROLINA (0.5%)
   12,265    Mecklenburg County                                      0.55       2/01/2028        12,265
                                                                                             ----------
             NORTH DAKOTA (0.2%)
    5,000    Cass County (INS)(LIQ) (a)                              0.24       8/15/2031         5,000
                                                                                             ----------
             OHIO (3.7%)
   15,600    Air Quality Dev. Auth. (LOC - Key Bank, N.A.)           0.30       6/01/2033        15,600
    4,145    Butler County (LOC - Fifth Third Bank)                  0.25       5/15/2036         4,145
    1,495    Clermont County (LOC - Fifth Third Bank)                0.24       8/01/2022         1,495
    3,385    Cuyahoga County (LOC - Key Bank, N.A.)                  0.32       6/01/2022         3,385
   10,000    Dayton-Montgomery County (LOC - Fifth Third Bank)       0.25      11/15/2028        10,000
    8,510    Delaware County (LOC - Fifth Third Bank)                0.24      10/01/2033         8,510
   10,000    Hamilton County (INS)(LIQ) (a)                          0.24       6/01/2015        10,000
    5,660    Hamilton County (LOC - Fifth Third Bank)                0.29      12/01/2024         5,660
    7,255    Higher Educational Facilities (LOC - Fifth Third
                Bank)                                                0.75       9/01/2036         7,255
    3,600    Hilliard (LOC - Bank of Nova Scotia)                    0.16       8/01/2012         3,600
    8,945    Housing Finance Agency (INS)(LOC - Societe
                Generale)                                            0.19       9/01/2026         8,945
    2,800    Meigs County (LOC - Bank of Nova Scotia)                0.16       8/01/2012         2,800
    2,560    Portage County (LOC - JPMorgan Chase Bank, N.A.)        0.17      12/01/2022         2,560
    4,200    Summit County (LOC - Fifth Third Bank)                  0.24      12/01/2029         4,200
    3,510    Summit County (LOC - Fifth Third Bank)                  0.26       8/01/2030         3,510
    3,000    Warren County (LOC - Bank of Nova Scotia)               0.16       8/01/2012         3,000
    3,110    Wayne County (LOC - Fifth Third Bank)                   0.40       9/01/2021         3,110
                                                                                             ----------
                                                                                                 97,775
                                                                                             ----------
             OKLAHOMA (4.7%)
    7,760    Edmond EDA (LOC - Bank of Oklahoma, N.A.)               0.27       6/01/2031         7,760
    8,700    Garfield County Industrial Auth.                        0.25       1/01/2025         8,700
    2,205    IDA (LOC - JPMorgan Chase Bank, N.A.)                   0.20       8/01/2018         2,205
   32,400    Muskogee Industrial Trust                               0.23       1/01/2025        32,400
   56,000    Muskogee Industrial Trust                               0.35       6/01/2027        56,000

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   6,200    Tulsa Industrial Auth. (LOC - JPMorgan Chase
                Bank, N.A.)                                          0.15%     10/01/2014    $    6,200
   10,800    Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)   0.28      11/01/2026        10,800
                                                                                             ----------
                                                                                                124,065
                                                                                             ----------
             OREGON (1.4%)
   38,100    Port of Portland (LOC - Bank of Tokyo-
                Mitsubishi UFJ, Ltd.)                                0.20      12/01/2014        38,100
                                                                                             ----------
             PENNSYLVANIA (3.1%)
    6,100    Allegheny County Hospital Dev. Auth. (LOC -
                SunTrust Bank)                                       0.55       9/01/2027         6,100
    5,250    Chartiers Valley Industrial and Commercial Dev.
                Auth.                                                1.10      11/15/2017         5,250
    6,000    Cumberland County (LOC - Manufacturers &
                Traders Trust Co.)                                   0.14      12/01/2018         6,000
   14,000    Delaware County (LOC - Sovereign Bank)                  0.33       6/01/2037        14,000
    2,300    Higher Educational Facilities Auth. (LOC - Fulton
                Bank)                                                1.48      11/01/2028         2,300
    2,200    Higher Educational Facilities Auth. (LOC - Fulton
                Bank)                                                1.48      11/01/2033         2,200
   14,595    Lancaster County Hospital Auth. (LOC -
                Manufacturers & Traders Trust Co.)                   0.16       9/01/2034        14,595
   19,995    Northampton County (LOC - Bank of America,
                N.A.)(LIQ) (a)                                       0.19       8/15/2032        19,995
    7,000    Pottstown Boro Educational Facilities Auth.
                (LOC - Manufacturers & Traders Trust Co.)            0.14       8/01/2032         7,000
    5,450    Westmoreland County IDA (LOC - Sovereign Bank)          0.26       1/01/2036         5,450
                                                                                             ----------
                                                                                                 82,890
                                                                                             ----------
             RHODE ISLAND (0.5%)
    6,870    EDC (LOC - RBS Citizens, N.A.)                          0.32      10/01/2034         6,870
    5,800    Health and Educational Building Corp. (LOC -
                RBS Citizens, N.A.)                                  0.32      12/01/2036         5,800
                                                                                             ----------
                                                                                                 12,670
                                                                                             ----------
             SOUTH CAROLINA (0.6%)
   15,000    Jobs Economic Dev. Auth. (LOC -Natixis)                 0.16      11/15/2042        15,000
                                                                                             ----------
             SOUTH DAKOTA (0.6%)
    5,975    Health and Educational Facilities Auth.                 0.41      11/01/2020         5,975
    3,620    Health and Educational Facilities Auth.                 0.41      11/01/2025         3,620
    7,620    Health and Educational Facilities Auth.                 0.41      11/01/2027         7,620
                                                                                             ----------
                                                                                                 17,215
                                                                                             ----------
             TENNESSEE (1.0%)
    7,100    Hendersonville IDB (LOC - Fifth Third Bank)             0.29       5/01/2036         7,100
    9,380    Jackson Energy Auth. (LOC - Fifth Third Bank)           0.25       4/01/2029         9,380
    3,930    Memphis-Shelby County IDB (LOC - SunTrust Bank)         0.55       1/01/2028         3,930
    2,430    Metropolitan Government of Nashville and
                Davidson County (LOC - Fifth Third Bank)             0.25      12/01/2024         2,430
    2,680    Williamson County IDB (LOC - Fifth Third Bank)          0.29      12/01/2027         2,680
                                                                                             ----------
                                                                                                 25,520
                                                                                             ----------
             TEXAS (5.7%)
   13,300    Atascosa County IDC (NBGA)                              0.25       6/30/2020        13,300

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$     190    Bell County Health Facilities Dev. Corp. (LOC -
                JPMorgan Chase Bank, N.A.)                           0.50%      5/01/2023    $      190
   16,815    Brazos County Health Facilities Dev. (LOC -
                Bank of America, N.A.)(LIQ) (a)                      0.22       1/01/2019        16,815
    2,515    Cameron Education Corp. (LOC - JPMorgan
                Chase Bank, N.A.)                                    0.20       6/01/2031         2,515
    8,665    Crawford Education Facilities Corp. (LOC - BNP
                Paribas)                                             0.31       5/01/2035         8,665
    9,570    El Paso County Hospital District (LIQ) (a)              0.12       8/15/2013         9,570
   20,000    Harris County Cultural Education Facilities
                Finance Corp. (LOC - Compass Bank)                   0.18       6/01/2038        20,000
   23,300    Harris County Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                 0.28      11/15/2047        23,300
    1,800    North Central IDA                                       0.20      10/01/2013         1,800
   15,855    Student Housing Auth. (LIQ)(NBGA) (a)                   0.19      10/01/2033        15,855
   34,910    Tarrant County Health Facilities Dev. Corp.
                (LOC - HSH Nordbank A.G.)                            1.07       8/15/2036        34,910
    6,200    Trinity River IDA                                       0.19       1/01/2013         6,200
                                                                                             ----------
                                                                                                153,120
                                                                                             ----------
             VIRGINIA (1.4%)
    3,700    Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.09      10/01/2030         3,700
   13,925    Alexandria IDA (LOC - SunTrust Bank)                    0.35      10/01/2043        13,925
    5,620    Harrisonburg IDA (LOC - Sovereign Bank)                 0.33       4/01/2036         5,620
    5,085    Harrisonburg Redevelopment and Housing Auth.
                (LIQ)(NBGA) (a)                                      0.12       2/01/2026         5,085
    2,175    Russell County IDA (LOC - U.S. Bank, N.A.)              0.07       7/01/2038         2,175
    2,500    Small Business Financing Auth. (LOC -
                JPMorgan Chase Bank, N.A.)                           0.07      11/01/2042         2,500
    1,400    Stafford County and Staunton IDA (LIQ)(LOC -
                U.S. Bank, N.A.) (a)                                 0.08       2/01/2015         1,400
    3,100    Suffolk Redevelopment and Housing Auth.
                (LIQ)(NBGA) (a)                                      0.12       7/01/2024         3,100
                                                                                             ----------
                                                                                                 37,505
                                                                                             ----------
             WASHINGTON (2.5%)
    4,610    Economic Dev. Finance Auth. (LOC - Bank of
                the West)                                            0.15       2/12/2019         4,610
    5,645    Health Care Facilities Auth. (INS)(LIQ) (a)             0.19       8/15/2013         5,645
   32,200    Health Care Facilities Auth. (INS)(LIQ)                 0.25      12/01/2036        32,200
   25,415    Housing Finance Commission (LOC - HSH
                Nordbank A.G.)                                       1.07       3/01/2036        25,415
                                                                                             ----------
                                                                                                 67,870
                                                                                             ----------
             WEST VIRGINIA (1.9%)
    2,775    Harrison County (LOC - Bank of Nova Scotia)             0.16      12/01/2012         2,775
   32,850    Hospital Finance Auth. (LOC - Fifth Third Bank)         0.75      10/01/2033        32,850
    9,630    Marshall County                                         0.20       3/01/2026         9,630
    3,100    Monongalia County (LOC - Bank of Nova Scotia)           0.16      12/01/2012         3,100
    2,200    Ripley (LOC - Bank of Nova Scotia)                      0.16      12/01/2012         2,200
                                                                                             ----------
                                                                                                 50,555
                                                                                             ----------
             WISCONSIN (0.9%)
   14,600    Germantown                                              0.16       4/01/2032        14,600
      735    Health and Educational Facilities Auth. (LOC -
                JPMorgan Chase Bank, N.A.)                           0.20       5/01/2026           735
    1,615    Milwaukee Redevelopment Auth. (LOC -
                JPMorgan Chase Bank, N.A.)                           0.25       5/01/2025         1,615
    7,185    Wind Point (LOC - U.S. Bank, N.A.)                      0.16       9/01/2035         7,185
                                                                                             ----------
                                                                                                 24,135
                                                                                             ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
             WYOMING (0.4%)
$  10,000    Platte County (NBGA)                                    0.19%      7/01/2014    $   10,000
                                                                                             ----------
             Total Variable-Rate Demand Notes (cost: $2,111,967)                              2,111,967
                                                                                             ----------

             PUT BONDS (4.9%)

             ALABAMA (1.1%)
   29,000    Mobile IDB                                              1.00       7/15/2034        29,000
                                                                                             ----------
             CALIFORNIA (0.2%)

    6,000    Statewide Communities Dev. Auth.                        0.38       4/01/2037         6,000
                                                                                             ----------
             GEORGIA (1.2%)
   11,000    Burke County                                            0.80      11/01/2048        11,000
   21,000    Monroe County                                           0.80       7/01/2025        21,000
                                                                                             ----------
                                                                                                 32,000
                                                                                             ----------
             MONTANA (0.9%)
    9,280    Board of Investments (NBGA)                             0.48       3/01/2017         9,280
    2,930    Board of Investments (NBGA)                             0.48       3/01/2018         2,930
   12,605    Board of Investments (NBGA)                             0.48       3/01/2028        12,605
                                                                                             ----------
                                                                                                 24,815
                                                                                             ----------
             NEW YORK (0.6%)
   16,250    New York Liberty Dev. Corp.                             0.35      12/01/2049        16,250
                                                                                             ----------
             TEXAS (0.7%)
   20,000    Houston ISD (LIQ)(NBGA)                                 0.57       6/15/2031        20,000
                                                                                             ----------
             VIRGINIA (0.2%)
    5,000    Norfolk EDA                                             0.41      11/01/2034         5,000
                                                                                             ----------
             Total Put Bonds (cost: $133,065)                                                   133,065
                                                                                             ----------

             FIXED-RATE INSTRUMENTS (16.3%)

             CALIFORNIA (1.9%)
    6,033    State                                                   1.00       7/18/2011         6,033
   25,000    State                                                   1.00       7/18/2011        25,000
   20,000    Turlock Irrigation District                             0.75       8/12/2011        20,000
                                                                                             ----------
                                                                                                 51,033
                                                                                             ----------
             CONNECTICUT (0.7%)
   17,215    New Britain                                             2.00       3/28/2012        17,380
                                                                                             ----------
             MASSACHUSETTS (0.5%)
    8,000    New Bedford                                             1.50       2/10/2012         8,034
    6,313    New Bedford                                             1.50       2/10/2012         6,339
                                                                                             ----------
                                                                                                 14,373
                                                                                             ----------
             MICHIGAN (1.0%)
   27,000    State                                                   2.00       9/30/2011        27,105
                                                                                             ----------

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON           FINAL         VALUE
(000)        SECURITY                                                RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------
             MINNESOTA (2.3%)
$   2,540    Albany ISD (NBGA)                                       1.00%      9/14/2011    $    2,543
    1,000    Blooming Prairie ISD (NBGA)                             1.50       8/13/2011         1,001
    8,450    Duluth ISD (NBGA)                                       1.00       3/29/2012         8,481
    2,245    Greenway ISD (NBGA)                                     1.00       9/07/2011         2,247
    6,000    Itasca County ISD (NBGA)                                1.00       9/28/2011         6,008
    1,800    Kenyon Wanamingo ISD (NBGA)                             1.50       9/12/2011         1,803
    1,400    Kimball ISD (NBGA)                                      1.00       9/09/2011         1,401
    2,000    Lake Superior ISD (NBGA)                                1.50       8/05/2011         2,001
    3,000    Le Sueur Henderson ISD (NBGA)                           1.00       9/07/2011         3,003
    5,000    Litchfield ISD (NBGA)                                   1.00       9/07/2011         5,005
    2,000    Martin County West ISD (NBGA)                           1.00       9/30/2011         2,003
    1,270    Nashwauk Keewatin ISD (NBGA)                            1.50       8/27/2011         1,272
    2,630    New London Spicer ISD (NBGA)                            2.00       8/26/2011         2,636
    1,000    Red Wing ISD (NBGA)                                     1.50       8/13/2011         1,001
    3,000    Rocori Area Schools (NBGA)                              1.50       9/30/2011         3,007
    4,300    Roseville ISD (NBGA)                                    1.50       9/30/2011         4,311
    2,280    Royalton ISD (NBGA)                                     1.00       9/30/2011         2,283
    5,000    St. Cloud ISD (NBGA)                                    1.50       8/19/2011         5,007
    5,130    Warroad ISD (NBGA)                                      1.50       9/23/2011         5,141
    1,600    West Central Area Schools (NBGA)                        1.50       8/27/2011         1,602
                                                                                             ----------
                                                                                                 61,756
                                                                                             ----------
             NEW YORK (5.5%)
   12,605    Byron Bergen CSD                                        1.50       5/25/2012        12,667
   13,226    Dundee CSD                                              1.50       6/21/2012        13,302
   19,800    East Aurora                                             1.00       2/09/2012        19,848
   10,000    East Irondequoit CSD                                    1.00       7/19/2011        10,002
   12,255    General Brown CSD                                       1.00       6/22/2012        12,272
    4,713    Geneva                                                  1.25       2/09/2012         4,721
    4,750    Lyncourt School District                                1.25       7/11/2011         4,751
   22,000    Moravia CSD                                             1.50       6/22/2012        22,129
    4,000    Newfane CSD                                             1.50       6/15/2012         4,027
   20,130    Sherburne Earleville CSD                                1.50       6/29/2012        20,261
    5,491    Valley CSD                                              1.50       2/24/2012         5,517
   16,000    Watervliet City School District                         1.50       1/26/2012        16,059
                                                                                             ----------
                                                                                                145,556
                                                                                             ----------
             OHIO (0.9%)
    4,670    Columbus                                                2.00      12/01/2011         4,700
   17,350    Hudson                                                  1.00       9/29/2011        17,371
    1,750    South Euclid                                            1.50       9/28/2011         1,754
                                                                                             ----------
                                                                                                 23,825
                                                                                             ----------
             TEXAS (3.5%)
   30,000    Dallas Area Rapid Transit                               0.38       8/25/2011        30,000
   20,000    Houston                                                 0.35       7/21/2011        20,000
   12,000    Houston                                                 0.35       7/21/2011        12,000
   30,000    State                                                   2.00       8/31/2011        30,083
                                                                                             ----------
                                                                                                 92,083
                                                                                             ----------
             Total Fixed-Rate Instruments(cost: $433,111)                                       433,111
                                                                                             ----------
             TOTAL INVESTMENTS (COST: $2,678,143)                                            $2,678,143
                                                                                             ==========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================


($ IN 000s)                                        VALUATION HIERARCHY
                                                   -------------------
                                     (LEVEL 1)
                                   QUOTED PRICES       (LEVEL 2)
                                     IN ACTIVE           OTHER          (LEVEL 3)
                                      MARKETS         SIGNIFICANT      SIGNIFICANT
                                   FOR IDENTICAL       OBSERVABLE      UNOBSERVABLE
ASSETS                                 ASSETS            INPUTS           INPUTS               TOTAL
----------------------------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES         $          --      $ 2,111,967      $         --     $  2,111,967
PUT BONDS                                     --          133,065                --          133,065
FIXED-RATE INSTRUMENTS                        --          433,111                --          433,111
----------------------------------------------------------------------------------------------------
Total                              $          --      $ 2,678,143      $         --     $  2,678,143
----------------------------------------------------------------------------------------------------

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost

================================================================================

14  | USAA Tax Exempt Money Market Fund

================================================================================

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,661,961,000 at June 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

15  | USAA Tax Exempt Money Market Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     08/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.